Qualitative and quantitative information on financial risks - Summary of Groups Financial Liabilities into Relevant Maturity Groupings (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,506,609	€ 1,470,039
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	15,138	897
Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	309,771	314,137
Liquidity risk
Disclosure of financial liabilities [line items]
Financial liabilities	1,506,609	1,470,039
Total contractual cash flows	1,610,075	1,561,879
Liquidity risk | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	676,095	773,956
Liquidity risk | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	221,342	207,363
Liquidity risk | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	216,335	115,158
Liquidity risk | Beyond 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	496,303	465,402
Liquidity risk | Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	15,138	897
Total contractual cash flows	15,138	897
Liquidity risk | Derivative financial instruments | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	14,699	897
Liquidity risk | Derivative financial instruments | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Derivative financial instruments | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	439	0
Liquidity risk | Derivative financial instruments | Beyond 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	309,771	314,137
Total contractual cash flows	309,771	314,137
Liquidity risk | Trade payables and customer advances | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	309,771	314,137
Liquidity risk | Trade payables and customer advances | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Trade payables and customer advances | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Trade payables and customer advances | Beyond 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	373,567	402,622
Total contractual cash flows	389,473	411,600
Liquidity risk | Borrowings | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	186,029	294,537
Liquidity risk | Borrowings | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	88,347	88,235
Liquidity risk | Borrowings | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	101,273	20,123
Liquidity risk | Borrowings | Beyond 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	13,824	8,705
Liquidity risk | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	661,685	593,725
Total contractual cash flows	749,246	676,587
Liquidity risk | Lease liabilities | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	165,596	142,283
Liquidity risk | Lease liabilities | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	132,995	119,128
Liquidity risk | Lease liabilities | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	114,623	95,035
Liquidity risk | Lease liabilities | Beyond 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	336,032	320,141
Liquidity risk | Other current and non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	146,448	158,658
Total contractual cash flows	146,447	158,658
Liquidity risk | Other current and non-current financial liabilities | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	22,102
Liquidity risk | Other current and non-current financial liabilities | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Other current and non-current financial liabilities | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Other current and non-current financial liabilities | Beyond 3 years
Disclosure of financial liabilities [line items]
Financial liabilities	€ 146,447	€ 136,556